Equity Compensation Plan - Additional Information (Detail) - USD ($)				12 Months Ended
	Jul. 15, 2024	Jul. 17, 2023	Nov. 21, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Granted closing price				$ 0.35
Share based compensation expense				$ 117,256
Share based compensation, Number of non vested shares				2,857,142	0	0
Share-based compensation arrangement by share-based payment award, options, grants in period, gross				4,205,882
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of outstanding stock				10.00%
Restricted shares granted				2,857,142	0
Stock Granted			$ 1,000,000
Stock Granted closing price			$ 0.35
Restricted shares vest				0
Share based compensation, non vested shares, unrecognized compensation cost				$ 882,744
Share based compensation, non vested shares, unrecognized compensation cost period for recognition				1 year 6 months
Dividends				$ 0	$ 0
Share based compensation, vesting period			3 years
Restricted Stock [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted shares vest	1,428,571	1,428,571
Restricted Stock [Member] | Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Granted			$ 1,000,000
Restricted Stock [Member] | General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense				$ 117,256	$ 0	$ 0